Redeemable noncontrolling interest (Details) - Schedule of redeemable noncontrolling interest - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Schedule of redeemable noncontrolling interest [Abstract]
Redeemable Noncontrolling Interest as of beginning		$ 6,930
Contribution from noncontrolling interest		1,143
Net income attributable to redeemable noncontrolling interest	$ 731	283
Accretion to redeemable noncontrolling interest to redemption value	1,252	36,719
Reverse recapitalization transaction		(45,075)
Redeemable Noncontrolling Interest as of ending	6,930
Contribution from UMB on April 15, 2019	6,000
Changes to attribution of net assets to noncontrolling interest	$ (1,053)